Capital and Reserves (Details) - CHF (SFr)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 23, 2018
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)			SFr 0.40
Number (in shares)			48,373,890	34,329,704	300,000
Value (CHF)	SFr 481,322		SFr 19,349,556	SFr 13,731,881
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	48,373,890	34,329,704	34,329,704	34,303,891
Restricted shares issue for bonus purposes (in shares)			0	25,813
Ending balance (in shares)			48,373,890	34,329,704
Common shares issued for the follow-on offering
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)			14,044,186
Common shares
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)			SFr 0.40	SFr 0.40
Number (in shares)			48,373,890	34,329,704
Value (CHF)			SFr 19,349,556	SFr 13,731,881
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	48,373,890	34,329,704	34,329,704
Common shares issued (in shares)	12,800,000	10,000,000
Ending balance (in shares)	24,066,105	44,329,704	48,373,890	34,329,704
Common shares | Common shares issued for the follow-on offering
Disclosure of classes of share capital [line items]
Nominal value of common shares (in CHF per share)			SFr 0.40	SFr 0.40
Common shares | Merger [Member]
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)	17,948,717
Ending balance (in shares)	24,066,105
Common shares | Issuance of Auris NewCo Shares
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)	6,117,388
Common shares | Cancellation of Auris OldCo Shares
Reconciliation of number of shares outstanding [abstract]
Common shares issued (in shares)	(61,173,890)